Leases - Summary of Lease Amounts Recognized in Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Leases [Line Items]
Right-of-use assets	$ 3,689	$ 3,934
Lease liabilities
Current	626	686
Non-current	3,331	3,393
Lease liabilities	3,957	4,079
Offices
Disclosure Of Leases [Line Items]
Right-of-use assets	$ 3,689	$ 3,934